Shareholders' Equity - Summary of Changes in Shareholders' Equity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended
	Mar. 31, 2022 shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares
Class Of Stock [Line Items]
Balances		¥ 5,275,728		¥ 9,335,669
Net loss		(422,414)		(4,343,356)
Exercise of share-based awards		42,908		168,833
Other comprehensive income (loss)		(1,244,963)	$ (175,015)	58,674
Equity component of convertible senior notes, net of issuance costs				48,793
Accretion of redeemable noncontrolling interests		0	0	(12,306)
Dividends paid and payable by a subsidiaries		(16,789)		(48,104)
Share-based compensation		622,935		954,705
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries		28,965
Issuance of subsidiaries' shares to noncontrolling interest holders		1,000		37
Acquisition of noncontrolling interests in subsidiaries		(5,090)
Balances		5,450,915	766,276	6,668,363
Class B Ordinary Shares
Class Of Stock [Line Items]
Accretion of redeemable noncontrolling interests		0	$ 0	(6,364)
Follow-on Offering
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs				¥ 505,418
Third Parties | Private Placement
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs		1,170,090
Baidu | Private Placement | Class B Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs		¥ 634,470
Ordinary Shares
Class Of Stock [Line Items]
Balances (in shares) | shares		5,598,752,855	5,598,752,855	5,486,200,941
Balances		¥ 356		¥ 348
Exercise of share-based awards (in shares) | shares		14,804,113	14,804,113	75,760,308
Exercise of share-based awards				¥ 5
Balances (in shares) | shares		6,082,968,724	6,082,968,724	5,594,124,541
Balances		¥ 386	$ 54	¥ 355
Ordinary Shares | Follow-on Offering
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares				32,163,292
Issuance of ordinary shares, net of issuance costs				¥ 2
Ordinary Shares | Third Parties | Private Placement
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares		304,705,874	304,705,874
Issuance of ordinary shares, net of issuance costs		¥ 20
Ordinary Shares | Baidu | Private Placement | Class B Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares) | shares	164,705,882	164,705,882	164,705,882
Issuance of ordinary shares, net of issuance costs		¥ 10
Additional Paid-in Capital
Class Of Stock [Line Items]
Balances		49,642,014		47,687,483
Exercise of share-based awards		42,908		168,828
Equity component of convertible senior notes, net of issuance costs				48,793
Share-based compensation		622,935		954,705
Acquisition of noncontrolling interests in subsidiaries		(2,540)
Balances		50,676,861	$ 7,124,040	49,365,225
Additional Paid-in Capital | Follow-on Offering
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs				505,416
Additional Paid-in Capital | Third Parties | Private Placement
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs		1,170,070
Additional Paid-in Capital | Baidu | Private Placement | Class B Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, net of issuance costs		634,460
Accumulated Other Comprehensive Income
Class Of Stock [Line Items]
Balances		2,709,002		2,542,680
Other comprehensive income (loss)		(1,251,677)		59,250
Balances		1,482,263	208,373	2,601,930
Accumulated Deficit
Class Of Stock [Line Items]
Balances		(47,163,773)		(40,973,853)
Net loss		(440,471)		(4,393,797)
Accretion of redeemable noncontrolling interests				(12,306)
Reversal of accretion of redeemable noncontrolling interests upon deconsolidation of subsidiaries		28,965
Balances		(46,803,156)	(6,579,484)	(45,379,956)
Noncontrolling Interests
Class Of Stock [Line Items]
Balances		88,129		79,011
Net loss		18,057		50,441
Other comprehensive income (loss)		6,714		(576)
Dividends paid and payable by a subsidiaries		(16,789)		(48,104)
Issuance of subsidiaries' shares to noncontrolling interest holders		1,000		37
Acquisition of noncontrolling interests in subsidiaries		(2,550)
Balances		94,561	$ 13,293	¥ 80,809
Cumulative Effect Period of Adoption [Member] | ASU 2020-06
Class Of Stock [Line Items]
Balances		(635,925)
Cumulative Effect Period of Adoption [Member] | ASU 2020-06 | Additional Paid-in Capital
Class Of Stock [Line Items]
Balances		(1,432,986)
Cumulative Effect Period of Adoption [Member] | ASU 2020-06 | Accumulated Other Comprehensive Income
Class Of Stock [Line Items]
Balances		24,938
Balances		24,938
Cumulative Effect Period of Adoption [Member] | ASU 2020-06 | Accumulated Deficit
Class Of Stock [Line Items]
Balances		¥ 772,123